Current Taxes and Deferred Taxes (Details) - Schedule of income tax expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense:
Current year taxes	$ 161,869	$ 232,404	$ 143,136
Tax from previous period	813	(331)	2,574
Subtotal	162,682	232,073	145,710
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(58,895)	(58,733)	11,435
Effect of changes in tax rate
Subtotal	(58,895)	(58,733)	11,435
Other	(564)	321	2,623
Net charge to income for income taxes	$ 103,223	$ 173,661	$ 159,768
Tax Rate	27.00%	27.00%	27.00%